Net Defined Benefit Liabilities And Assets_Remeasurements Of The Net Defined Benefit Liabilities Recognized As Other Comprehensive Income(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Remeasurement Of Net Defined Benefit Liability Asset Recognized As Other Comprehensive Income Abstract [Abstract]
Return On Plan Assets Net Defined Benefit Liability Asset	₩ (16,220)		₩ (11,071)	₩ (12,051)
Actuarial Gain Loss On Remeasurement Of Defined Benefit Liability	46,040		27,787	(18,167)
Income Tax Effect Of Remeasurements Of Defined Benefit Plans Of Other Comprehensive Income	(7,215)		(4,045)	7,312
Remeasurements after income tax	₩ 22,605	$ 21,177	₩ 12,671	₩ (22,906)